RELATED PARTY TRANSACTIONS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) item	Dec. 31, 2023 CAD ($)	Mar. 26, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Due to related party	$ 0.0	$ 2.9
Compensation of key management personnel	$ 75.2	100.0
Related parties
Disclosure of transactions between related parties [line items]
Lease on number of properties | item	6
Cash outflow for leases	$ 10.5	9.0
Green Infrastructure Partners Inc
Disclosure of transactions between related parties [line items]
Revenue from related parties	34.9	25.8
Net receivables to related parties	8.6	10.9
Revolving credit facility up to a maximum liability			$ 25.0
Sejosa Holdings Inc.
Disclosure of transactions between related parties [line items]
Semi-annual instalments	2.9
Due to related party	$ 2.9	$ 8.7